Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation of the consolidated financial statements:

The consolidated financial statements of the Company (the “Financial Statements”) have been prepared in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

The accounting policies have been consistently applied to all the years presented, unless otherwise stated and have been prepared under the historical cost convention, as adjusted for financial assets and liabilities measured at fair value.

The preparation of Financial Statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgment in the process of applying the Group’s accounting policies. The areas that involve judgment which have significant effect or complexity or where assumptions and estimates are significant to the Financial Statements are disclosed in note 3. Actual results could significantly differ from the estimates and assumptions used by the Group’s management.

b.	Consolidated financial statements:

Subsidiary consolidation:

The consolidated financial statements include the accounts of the Company and entities controlled by the Company. Control exists when the Company has the power over the investee; has exposure, or rights, to variable returns from involvement in the investee; and has the ability to use its power over the investee to affect its returns.

Subsidiary is fully consolidated starting from the date on which control therein is attained by the Company. The consolidation ceases when such control discontinues.

Intra-group balances and transactions, including expenses in respect of transactions between the Group companies, are eliminated.

c.	Translation of balances and transactions in foreign currency:

1.	Functional currency and presentation currency:

Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The consolidated financial statements are presented in U.S. dollars, which is the Functional Currency of each of the Group’s entities and the Company’s presentation currency.

Below are the exchange rate of the U.S. dollar in relation to the NIS:

Exchange rate
As of	of U.S. $ 1
NIS

December 31, 2020	3.215
December 31, 2019	3.456

2.	Transactions and balances:

Transactions in a currency other than the Functional Currency (“Foreign Currency”) are translated into the Functional Currency using the exchange rates at the dates of the transactions. After initial recognition, monetary assets and liabilities denominated in Foreign Currency are translated at the end of each reporting period into the Functional Currency at the exchange rate at that date. Exchange differences are recognized in the statement of comprehensive income (loss) in the line item finance income (expenses), net. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction.

d.	Property and equipment:

Items of property and equipment are measured at cost with the addition of direct acquisition costs, less accumulated depreciation and accumulated impairment losses.

Depreciation of property and equipment is calculated on a straight-line basis to reduce their cost to their residual value over their useful life as follows:

% per-year

Computers	33

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see also Note 2f).

e.	Intangible assets:

1.	Unamortized intangible assets (licenses and patent rights):

These assets are reviewed for impairment once a year and whenever there are indicators of a possible impairment, in accordance with the provisions of IAS 36, Impairment of Assets (see also Note 8). The amortization of an asset on a straight-line basis over its useful life begins when the development procedure is completed and the asset is available for use.

2.	Research and development:

Research expenditures are recognized as expenses when incurred. Costs arising from development projects are recognized as intangible assets when the following criteria are met:

-	it is technically feasible to complete the intangible asset so that it will be available for use;
-	management intends to complete the intangible asset and use or sell it;
-	there is an ability to use or sell the intangible asset;
-	it can be demonstrated how the intangible asset will generate probable future economic benefits;
-	adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and
-	the expenditure attributable to the intangible asset during its development can be reliably measured.

Other development expenditures that do not meet these criteria are recognized as an expense when incurred. Development costs that were previously recognized as an expense are not recognized as an asset in a later period. As of December 31, 2020 and 2019, the Group did not capitalize development project costs as intangible assets.

f.	Impairment of non-financial assets:

Intangible assets which are not yet available for use are not amortized and impairment in their respect is tested at least every year. Depreciable assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-financial assets that sustained impairment are reviewed for possible reversal of the impairment at each date of the statement of financial position.

g.	Investments and other financial assets:

1.	Classification:

The Group classifies its financial assets in the following measurement categories:

●	those to be measured subsequently at fair value through profit or loss

●	those to be measured at amortized cost

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

The group classifies its equity investments as financial assets at fair value through profit or loss (FVPL). For assets measured at FVPL, gains and losses are recorded in profit or loss.

2.	Recognition and de-recognition:

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

3.	Measurement:

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

4.	Impairment:

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

h.	Cash and cash equivalents:

Cash and cash equivalents include cash at hand and short-term bank deposits with original maturities of three months or less, that are not restricted as to withdrawal or use, and are therefore considered to be cash equivalents.

i.	Share capital:

The Company’s ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares, options and warrants are shown in equity as a deduction, from the issuance proceeds.

j.	Trade payables:

Trade payables are the Group’s obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

k.	Employee benefits:

1.	Employment benefits for retirement compensation/pension:

The Group operates various pension plans. The plans are generally funded through payments to insurance companies or trustee-administered funds. Said pension plans qualify for the criteria of defined contribution plan based on their terms.

2.	Vacation and recreation benefits:

According to the Law, an employee is entitled to paid annual leave and sick leave on an annual basis. The entitlement is based on the number of years of service. The Company recognizes an obligation and expense for paid annual leave and sick leave based on the benefit accumulated for each employee.

l.	Share-based payment:

The Group operates a number of share-based payment plan to employees, directors, officers and to other service providers who render services that are settled with the Group’s equity instruments. In this framework, the Company grants employees, from time to time, and, at its discretion, options to purchase shares of the Company. The fair value of options granted to employees and others providing similar services is measured according to the Black-Scholes model as of the date of grant (the date of the Company’s Board of Directors’ decision unless shareholders’ approval is required) and recognized as an expense in the statement of comprehensive income (loss) and correspondingly carried to equity. The total amount recognized as an expense over the vesting term of the options (the term over which all pre-established vesting conditions are expected to be satisfied) is determined by reference to the fair value of the options granted at grant date.

At each reporting date, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions and recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive income (loss) with a corresponding adjustment in equity.

When options are exercised, the Company issues new shares. The proceeds net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

m.	Earning per share:

Basic earning per share is calculated by dividing the earnings attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares and ordinary shares that are potentially issuable in connection with employee/service-provider share-based payment and warrants, using the treasury stock method. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share. In 2020 and 2019 there were losses per share but in 2018 there was earning per share and not loss per share, therefore the weighted average number of shares for the diluted calculation in 2018 could have been different from the one used for the basic calculation, if the share-based payment and warrants were in the money.

n.	Issuance of units comprised of warrants and ordinary shares:

The Company allocated the total proceeds to the issuance components as follows:

While the warrants are classified as financial liabilities, the Company has initially recognized them at fair value as of the date of issuance (measured through third-party appraiser, using a Black and Scholes model).

The amount recognized in shareholders equity, which represents the funds attributed to the ordinary shares issued, was calculated as the difference between the total issuance proceeds and the fair value of the warrants at that date.

Incremental and direct issuance costs were allocated by the Company based on the relative value of the warrants (as calculated on the date of issuance) and the Ordinary Shares (calculated as the difference between the proceeds and the fair value of the warrants). The portion of issuance costs that was allocated to the warrants was recognized immediately as finance expenses in the statement of comprehensive income (loss) and the portion of issuance costs related to the Ordinary Shares was deducted from additional-paid in capital.

The warrants are carried at fair value. On each reporting period, the Changes in their fair value are recognized in profit or loss.

o.	Segment information:

The Company operates in one operating segment.

p.	Leases:

IFRS 16 requiring lessees to recognize a liability for a lease, reflecting the discounted value of future lease payments, and a "right to use" asset, with respect to all leases (except as stated below), with no distinction between financing lease and operating lease. However, IFRS 16 allows lessees not to apply these provisions for short-term leases, by groups of underlying assets, and for leases in which the underlying asset of the lease is of low value.

The Company elected to apply the practical expedient for short-term leases (leases with a lease term of 12 months or less).

The Company leases an office. Both the lessor and the lessee have termination options. For both options, there is a notice period of 60 days. Therefore, the enforceable period of the lease is 60 days, and the lease qualifies for the short-term lease exemption.

The Company has adopted IFRS 16 from January 1, 2019. The implementation of IFRS 16 had no material impact on the Company's financial statements.